(Loss) Earnings Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	$ (604,813)	$ 362,677	$ (254,908)
PRC
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	(540,245)	413,120	(212,722)
UNITED STATES
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	(1,318)	23	14
Other foreign operations
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
(Loss) earnings before income taxes	$ (63,250)	$ (50,466)	$ (42,200)